BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2016
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Business combinations in 2016

On March 18, 2014, the Group entered into an equity transfer agreement with Kingsoft to purchase 20% ordinary shares of Kingsoft Japan, a subsidiary of Kingsoft, for an aggregate purchase price in cash of Japanese Yen (“JPY”) 614 million (equivalent to RMB37,166). The Group had significant influence over Kingsoft Japan after the acquisition. On October 10, 2014, the Group acquired additional 21.5% ordinary shares of Kingsoft Japan from a third party shareholder, for a purchase price of US$9,967  (equivalent to RMB60,931) and continued to have significant influence over Kingsoft Japan. On January 29, 2016, the Group acquired additional 4.6% ordinary shares of Kingsoft Japan from third party shareholders for a purchase price of JPY136 million (equivalent to RMB8,007) and Kingsoft delegated the voting right of 5% of the total shares of Kingsoft Japan to Cheetah Mobile. Upon completion of this acquisition, the Group held 46.1% equity interests and 51.1% voting right of Kingsoft Japan. As the Company and Kingsoft Japan were under common control by Kingsoft both before and after the closing of the transaction, in accordance with ASC 805-50, this acquisition was accounted for as business combination under common control. The purchase price paid to Kingsoft was recorded as deemed distribution to Kingsoft. The acquisition of additional 21.5% and 4.6% equity interest of Kingsoft Japan from third parties in 2014 and 2016 were accounted for as equity transactions, and difference between the fair value of the consideration and the carrying value of the non-controlling interests acquired was recognized in the Group’s equity amounting to RMB53,749, nil and RMB6,109 (US$880) for  the years ended December 31, 2014, 2015 and 2016, respectively. The results of Kingsoft Japan have been included in the Group’s consolidated financial statements retrospectively throughout the periods presented at historical carrying values.

Acquisition of News Republic

On June 8, 2016, the Group acquired 100% equity interest of News Republic, a global mobile news company, and its wholly-owned subsidiaries for a total consideration of US$55,401 (equivalent to RMB364,481). The acquisition is expected to enhance the Group’s expertise in mobile advertising and accelerate global mobile monetization capabilities. The results of News Republic have been included in the Group’s consolidated financial statements since June 2016.

	RMB	US$
Total purchase price comprised of:
-Cash consideration(i)	339,414	48,886
-Contingent consideration in cash(ii)	25,067	3,610

Total	364,481	52,496

Details of the purchase consideration are as follows:

(i)           US$47,591 (equivalent to RMB313,098) of cash consideration was paid in June 2016 and US$4,000 (equivalent to RMB26,316) was in an unconditional escrowed account, which will be settled in May 2017 and was recorded in “ Accrued expenses and other current liabilities”.

(ii)          Part of the acquisition consideration is contingent on the achievement by News Republic of certain business targets from June 2016 to June 2018 and capped at US$6,000 (equivalent to RMB39,474) in total. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of US$3,810 (equivalent to RMB 25,067) as of the acquisition date.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from News Republic as of the acquisition date:

	News Republic
	RMB	US$
Cash and cash equivalents	21,857	3,148
Restricted cash	402	58
Accounts receivable, net	5,171	745
Prepayments and other current assets	2,877	414
Deferred tax assets	33,300	4,795
Property and equipment, net	334	48
Intangible assets:
Supplier relationship	42,763	6,159
Trademark	23,027	3,317
Non-compete agreement	6,579	948
Technology	5,263	758
Goodwill	277,492	39,967
Short-term loans	(5,555)	(800)
Accounts payable	(13,493)	(1,943)
Accrued expenses and other current liabilities	(5,701)	(821)
Long-term loans	(3,960)	(570)
Deferred tax liabilities	(25,875)	(3,727)

Total fair value of purchase price consideration	364,481	52,496

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed and the fair value of contingent liabilities for the above business combination with the assistance of an independent valuation firm using the income approach. The Group has incorporated certain assumptions and inputs which include projected cash flows and replacement costs.

The goodwill arising from the above business combination, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisition. The synergies are mainly attributable to the enhancement of the Group’s monetization capabilities by diversifying sources of traffic, promoting existing products and increasing customer’s loyalty.

Business combinations in 2015

Acquisition of MobPartner

On April 1, 2015, the Group acquired 100% equity interest of MobPartner, a global mobile advertising company, and its wholly-owned subsidiaries for a total consideration of RMB314,237. The acquisition is expected to enhance the Group’s expertise in mobile advertising and accelerate global mobile monetization capabilities. The results of MobPartner have been included in the Group’s consolidated financial statements since April 1, 2015.

RMB
Total purchase price comprised of:
-Cash consideration	273,726
-Equity consideration	23,309
-Contingent consideration in cash	17,202

Total	314,237

Acquisition of Moxiu Technology

In 2014, the Group acquired 50.5% equity interests of Moxiu Technology with cash consideration of RMB50,000. However, as the article of association of Moxiu Technology requires approval from two-third of the voting interest for significant financial and operating decisions, the Group did not obtain control of Moxiu Technology and recognized equity interest as equity method investment. On May 28, 2015, the Group acquired an additional 1.6% equity interest of Moxiu Technology for a consideration of RMB25,000 and the article of association of Moxiu Technology was amended to require simple majority of voting interests for approval of significant financial and operating decisions. Upon completion of this acquisition, the Group obtained controls over Moxiu Technology through its 52.1% voting interests. This acquisition is to enhance the Group’s online marketing services and provide synergies with its existing business. The results of Moxiu Technology have been included in the Group’s consolidated financial statements since May 28, 2015.

RMB
Total purchase price comprised of:
- Cash consideration	25,000
- Fair value of previously held equity interests	63,488

Total	88,488

Other acquisitions

In 2015, the Group also completed other acquisitions for a total consideration of RMB37,581. These acquisitions are expected to strengthen the Group’s current technology and to generate the synergy with the Groups’ mobile business. The total consideration for the acquisitions was fully paid in cash in 2015.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2015 acquisitions as of the respective acquisition dates:

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB
Cash and bank balance	60,150	26,732	—	86,882
Accounts receivable, net	37,308	1,043	—	38,351
Prepayments deposits and other current asset	1,091	767	33	1,891
Property and equipment, net	1,207	2,270	—	3,477
Other non-current assets	465	5,065	—	5,530
Accounts payable	(41,774)	(259)	—	(42,033)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)
Other non-current liabilities	(10,028)	—	—	(10,028)
Intangible assets:
- Trademark	13,515	6,000	—	19,515
- Technology	—	6,200	7,572	13,772
- User base	—	430	7,994	8,424
- Customer relationship	6,266	—	—	6,266
- Platform	67,579	—	—	67,579
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)
Goodwill	215,208	111,720	21,982	348,910

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306

Fair value of noncontrolling interests	—	62,224	—	62,224

Business combinations in 2014

Acquisition of the online lottery business

On April 1, 2014, the Group through its wholly owned subsidiary Suzhou Jiangduoduo Technology Co., Ltd. (“Suzhou JDD”) acquired certain fixed assets, intellectual properties, material contracts and key employees of the online lottery business (the “Online Lottery Business”) from third-party selling shareholders for a total consideration of RMB26,663. The acquisition is to enhance the Group’s strategy to monetize its user base through diversified service offerings.

RMB

Cash consideration	27,000
Contingent consideration in cash	3,963
Less: Prepaid employee compensation	(4,300)

Total fair value of purchase consideration	26,663

On September 15, 2014, the Group entered into a capital contribution agreement with an entity wholly owned by one of the sellers of the Online Lottery Business, pursuant to which the entity is required to contribute RMB13,500 in exchange for 25% equity interests of Suzhou JDD, the purchaser of the Online Lottery Business. During the years ended December 31, 2014 and 2015, RMB6,750 and RMB3,375 representing 14.3% and 5.7% of equity interests of Suzhou JDD was contributed from this entity. RMB6,090 and RMB1,689 were recognized in noncontrolling interest and RMB660 and RMB1,686 were recognized in the additional paid in capital on the consolidated balance sheets as of December 31, 2014 and 2015, respectively.

For the years ended December 31, 2015, the Group recognized an impairment of goodwill and intangible assets amounted to RMB24,748 in the consolidated statements of comprehensive income (loss) due to its suspension on the online lottery sales in response to the PRC government’s regulatory uncertainty.

On May 31, 2016, the Group entered into an agreement to dispose 65% share of Suzhou JDD for a total consideration at a fair value of RMB14,500. Subsequent to the transaction, the Group owned 15% equity interst of Suzhou JDD. The Group considered lost control over Suzhou JDD and accounts for remaining share interst as a cost method investment in accordance with ASC 323 due to its not having significant influence over Suzhou JDD. The Group recognized a total gain of RMB28,071 from the transaction in “Other income” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2016. The deconsolidation of Suzhou JDD did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20 (“ASC 205-20”), Presentation of Financial Statements — Discontinued Operations, as the disposal of Suzhou JDD did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.

Acquisition of HK Zoom business

On July 4, 2014, the Group acquired 100% controlling interest of HK Zoom, a mobile advertising agency, and certain operating assets (the “HK Zoom Business”), including certain fixed assets, intellectual properties, material contracts and working capital, for a total consideration of RMB152,274. The acquisition is expected to strengthen the Group’s global mobile monetization capabilities.

In addition, the Group issued 2,431,775 restricted shares of the Company to a selling shareholder for future grant to the employees of the HK Zoom Business over requisite service period subsequent to the acquisition. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Group’s consolidated statements of comprehensive income (loss). The Company granted nil and 807,950 restricted shares to the employees of the HK Zoom for the years ended 2014 and 2015, respectively.

RMB

Cash consideration	123,284
Contingent consideration in cash	28,990

Total fair value of purchase consideration	152,274

Acquisition of Youloft HK

On August 1, 2014, the Group acquired approximately 51.9% equity interests in Youloft HK which engages in development of mobile applications, from a shareholder of Youloft HK, for a total consideration of RMB87,655 in cash. The acquisition allows the Group to enhance the online marketing services and provide synergies with its existing business.

RMB

Cash consideration	102,390
Less: Prepaid employee compensation	(14,735)

Total fair value of purchase consideration	87,655

Other acquisitions

On 18 July 2014, the Group, through a subsidiary, Kingsoft Japan signed a purchase agreement with a company engaged in social networking service on mobile internet and VoIP service, to acquire a 95.5% equity interest of WowTech, at a total consideration of RMB5,737, among which RMB2,734 was in cash and RMB3,003 was in the form of Kingsoft Japan’s ordinary shares.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2014 acquisitions as of the respective acquisition dates:

	Online Lottery Business	HK Zoom Business	Youloft HK	WowTech	Total
	RMB	RMB	RMB	RMB	RMB
Cash and bank balance	—	13,768	—	11	13,779
Accounts receivable, net	—	11,170	—	—	11,170
Prepayments deposits and other receivables	—	39,659	24,672	—	64,331
Accrued expenses and other current liabilities	—	(56,408)	—	(983)	(57,391)
Property and equipment, net	817	132	—	—	949
Intangible assets:
Technology	1,700	36,000	15,420	1,559	54,679
Customer relationship	—	31,100	—	—	31,100
User base	400	—	27,756	—	28,156
Deferred tax liabilities	—	(11,072)	(7,124)	—	(18,196)
Goodwill	23,746	87,925	98,481	5,176	215,328

Total fair value of purchase price consideration	26,663	152,274	87,655	5,737	272,329

Fair value of noncontrolling interests	—	—	71,550	26	71,576